OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUALS
Schedule of components of other payables and accruals

	2018	2019
	RMB	RMB
Receipts from customers	808,799	958,347
Payables to customers related to government subsidies	114,909	164,572
Professional service fees	3,727	4,281
Office expenses	7,338	8,769
Payables to employees related to net proceeds from share options exercised	3,217	56,594
Accrued interest expense related to convertible senior notes	8,016	—
Others	6,172	19,079
Total	952,178	1,211,642